UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment |X|; Amendment Number: 1
This Amendment (Check only one.): |_| is a restatement.
                                  |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Avery Advisors LLC
Address:  909 Third Avenue, 29th Floor
          New York, NY 10022

13F File Number: 28- 05447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry Newburger
Title:    Senior Managing Director

Phone:    212-350-5161
Signature, Place, and Date of Signing:

 /s/ Barry Newburger, New York, NY  8/1/2001
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Report Type (Check only one.):

|_|   13F HOLDINGS REPORT.

|X|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]
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        Form 13F File Number                     Name

    28- 05445                                    Avery Capital Management LLC
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        [Repeat as necessary.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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